[MORRISON & FOERSTER LLP LETTERHEAD]

Writer’s Direct Contact
415/268-7584
BMann@mofo.com

October 31, 2006

VIA EDGAR AND UPS OVERNIGHT DELIVERY

Ms. Michele Anderson

Legal Branch Chief

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Mail Stop 3720

Washington, D.C. 20549

Re:  RRSat Global Communications Network Ltd. Registration Statement on Form F-1

Dear Ms. Anderson:

We enclose herewith, on our client’s behalf, Amendment No. 2 to Registration Statement on Form F-1 for RRSat Global Communications Network Ltd. (the “Company”).

In addition to submitting this letter and Amendment No. 2 via EDGAR, we are sending to you via overnight delivery three copies of each of this letter and Amendment No. 2, clean and marked to show changes from Amendment No. 1 filed on October 24, 2006.

In the Company’s Free Writing Prospectus dated October 16, 2006, the Company stated that it further expects that its gross margins for the three months ended September 30, 2006 would be within the range of the quarterly gross margins during the four quarters preceding the third quarter of 2006.  Although the process for closing the quarter ended September 30, 2006, has not been completed and the Company therefore has less certainty with respect to other quarterly financial information, we have been advised by the Company that it also believes that its total operating expenses, operating income and net income, as percentages of revenue, will be consistent with past performance, meaning that they will each also be within the range during the four quarters preceding the third quarter of 2006.  We have further been advised by the Company that it is not aware of any negative trends or other events during the quarter ended September 30, 2006, that would result in the prospectus containing any untrue statement of a material fact or omit to state a material fact necessary to make the statements made therein with respect to the quarter ended September 30, 2006, in light of the circumstances under which they were made, not misleading.

Please note that the entire Exhibit 10.5 is filed together with Amendment No. 2 for the sole purpose of filing an addendum to the agreement, which was entered into on October 26, 2006.

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We appreciate in advance your time and attention to this Amendment No. 2, as well as to our comments.  Please feel free to call Sigal Kaspi at (212) 336-4121 or me at (415) 268-7584 if you have any questions or comments regarding the foregoing.

Very truly yours,

/s/ Bruce Alan Mann

Bruce Alan Mann

Enclosures

cc:	Ms. Sigal Kaspi, Morrison & Foerster LLP
Mr. David Rivel, RRSat Global Communications Network, Ltd.
Mr. Gil Efron, RRSat Global Communications Network, Ltd.
Mr. Aaron M. Lampert, Naschitz, Brandes & Co.
Mr. Tuvia Geffen, Naschitz, Brandes & Co.
Mr. David J. Goldschmidt, Skadden, Arps, Slate, Meagher & Flom LLP
Ms. Stefanie Liquori, Skadden, Arps, Slate, Meagher & Flom LLP
Mr. Rick Mann, Gross, Kleinhendler, Hodak, Halevy, Greenberg & Co.
Ms. Itay Frishman, Gross, Kleinhendler, Hodak, Halevy, Greenberg & Co.
Mr. Ran Zuriel, KPMG Somekh Chaikin